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COMBINED STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED OCTOBER 3, 2002

THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Global Communications Fund                The Hartford MidCap Value Fund
The Hartford Global Financial Services Fund            The Hartford MidCap Fund
The Hartford Global Health Fund                        The Hartford Stock Fund
The Hartford Global Technology Fund                    The Hartford Growth and Income Fund
The Hartford International Small Company Fund          The Hartford Value Fund
The Hartford International Capital Appreciation Fund   The Hartford Dividend and Growth Fund
The Hartford International Opportunities Fund          The Hartford Advisers Fund
The Hartford Global Leaders Fund                       The Hartford High Yield Fund
The Hartford Focus Fund                                The Hartford Bond Income Strategy Fund
The Hartford Small Company Fund                        The Hartford Money Market Fund
The Hartford Capital Appreciation Fund

THE HARTFORD MUTUAL FUNDS II, INC.

The Hartford SmallCap Growth Fund                      The Hartford Tax-Free Minnesota Fund
The Hartford Growth Opportunities Fund                 The Hartford Tax-Free National Fund
The Hartford Value Opportunities Fund                  The Hartford U.S. Government Securities Fund
The Hartford Growth Fund


This supplement updates certain information contained in the above funds' Combined Statement of Additional Information ("SAI"), dated February 19, 2002, as supplemented February 25, 2002 and August 26, 2002.
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-  The Section of the Combined Statement of Additional Information entitled
   "Fundamental Restrictions of the Funds" (Subsection A under Investment Objectives and Policies) beginning on page 4 is hereby deleted in its entirety and replaced with the following:

A.  FUNDAMENTAL RESTRICTIONS OF THE FUNDS

     Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

     The investment objective and principal investment strategies of each Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by the principal non-fundamental restrictions and policies applicable to each Fund.
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ADVISERS FUND, BOND INCOME STRATEGY FUND, DIVIDEND AND GROWTH FUND, FOCUS FUND,
GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL LEADERS FUND, GROWTH FUND, GROWTH OPPORTUNITIES FUND, HIGH YIELD FUND, INTERNATIONAL CAPITAL APPRECIATION FUND, INTERNATIONAL OPPORTUNITIES FUND, INTERNATIONAL SMALL COMPANY FUND, MIDCAP FUND, MIDCAP VALUE FUND, MONEY MARKET FUND, SMALL COMPANY FUND, TAX-FREE NATIONAL FUND, TAX-FREE MINNESOTA FUND, U.S. GOVERNMENT SECURITIES FUND, VALUE FUND AND VALUE OPPORTUNITIES FUND

     Each fund:

     1. will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

     2. will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. This restriction does not apply to the Global Communication Fund and Global Financial Services Fund. The Global Communications Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media. The Global Financial Services Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance. With respect to Tax-Free National Fund and Tax-Free Minnesota Fund, tax exempt securities are not subject to this limitation unless they are backed by the assets and revenues of non-governmental issuers; this limitation will not apply to tax exempt securities that have been refunded with U.S. government securities.

     3. will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

     4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed an underwriter under applicable laws;

     5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

     6. will not purchase or sell commodities or commodities contracts, except that the fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

CAPITAL APPRECIATION FUND, GLOBAL HEALTH FUND, GLOBAL TECHNOLOGY FUND, GROWTH AND INCOME FUND AND STOCK FUND

     Each fund:

     1.  will not issue senior securities;

     2. will not borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act;

     3. will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). This restriction does not apply to the Global Health Fund and Global Technology Fund. Nevertheless, the Global Health Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals, medical products, and health services. Likewise, the Global Technology


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Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: computers and computer equipment, software and computer services, electronics, and communication equipment;

     4. will not make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law;

     5. will not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting;

     6. will not purchase or sell real estate, except that a Fund may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein (e.g. real estate investment trusts), (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) invest in real estate limited partnerships;

     7. will not invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts; and

     8. with respect to 75% of a Fund's total assets, except Global Health Fund and Global Technology Fund, will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

     (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

SMALLCAP GROWTH FUND

     The Fund:

     1. will not purchase securities on margin or otherwise borrow money or issue senior securities, except that the Funds, in accordance with their investment objectives and policies, may purchase securities on a when-issued and delayed delivery basis, within the limitations set forth in the Prospectus and Statement of Additional Information. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from banks, for the account of the Fund, as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of the Fund's total assets. No additional investment securities may be purchased by the Fund while outstanding borrowings exceed 5% of the value of such Fund's total assets;

     2. will not mortgage, pledge or hypothecate its assets, except in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing;

     3. will not invest in commodities or commodity contracts, other than for hedging purposes only;

     4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

     5. will not participate on a joint or a joint and several basis in any securities trading account;

     6. will not invest in real estate, except a Fund may invest in securities issued by companies owning real estate or interests therein;

     7. will not make loans to other persons. Repurchase agreements, the lending of securities and the acquiring of debt securities in accordance with the Prospectus and Statement of Additional Information are not considered to be "loans" for this purpose;

     8. will not concentrate its investments in any particular industry, except that (i) it may invest up to 25% of the value of its total assets in any particular industry, and (ii) there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.; (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies such as CIT Financial Corp., Commercial Credit Corporation and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit, Inc., Mobil Oil Credit Corp. and Texaco Financial Services, Inc.;

     9. will not purchase from or sell to any officer, director, or employee of the Company, or the Fund's adviser or underwriter, or any of their officers or directors, any securities other than shares of the Fund's common stock; and

     10. will not make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost.

     For each Fund, and except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

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The Section of the Combined Statement of Additional Information entitled
"Non-Fundamental Investment Restrictions of the Funds" beginning on page 10 is amended by replacing Restriction Number 4 with the following:

[Each Fund may not:]

4.  Sell securities short except for short sales against the box.